Basic Earnings Per Share - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Earnings per share [abstract]
Profit attributable to equity holders of the Company	¥ 18,617	¥ 18,018	¥ 20,058
Number of shares	80,932,368,321	80,932,368,321	80,932,368,321

[1]	restated